CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	0 Months Ended
Feb. 21, 2011
CONSOLIDATED STATEMENTS OF CASH FLOWS
Settlement of loan amount with accumulated shareholder loan	$ 9,709,643